Consolidated Statements of Financial Position - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Non-Current Assets
Property, plant and equipment	€ 25,273,702	€ 5,422,319	[1]
Right-of-use assets	18,503,943	3,844,761	[1]
Intangible assets	37,309,902	23,120,929	[1]
Goodwill	6,146,302	6,154,133	[1]
Non-current financial assets	1,299,319	864,772	[1]
Tax credit receivables	2,588,807	923,441	[1]
Total Non-Current Assets	91,121,975	40,330,355	[1]
Current Assets
Inventories	27,489,273	7,244,621	[1]
Trade and other financial receivables	23,756,836	8,984,126	[1]
Other receivables	17,467,675	2,123,016	[1]
Other current financial assets	57,673,658	358,324	[1]
Other current assets / deferred charges	9,130,320
Advance payments	2,107,551	465,360	[1]
Cash and cash equivalents	113,865,299	22,338,021	[1],[2]
Total Current Assets	251,490,612	41,513,468	[1]
Total Assets	342,612,587	81,843,823	[1]
Equity
Share capital	44,480,006	196,059	[1]
Share premium	322,391,277	28,725,511	[1]
Accumulated deficit	(243,895,696)	(20,118,232)	[1]
Other equity components	5,496,261	3,353,614	[1]
Foreign currency translation reserve	2,600,609	76,169	[1]
Total Equity attributable to owners of the Company	131,072,457	12,233,121	[1]
Non-Current Liabilities
Loans and borrowings	17,577,451	9,744,462	[1]
Convertible bonds		26,145,982	[1]
Lease liabilities	18,172,444	3,433,236	[1]
Put option liabilities	3,776,438	6,338,520	[1]
Provisions	362,144	230,886	[1]
Government grants	1,254,783
Deferred tax liabilities	30,477	40,636	[1]
Total Non-Current Liabilities	41,173,737	45,933,722	[1]
Current Liabilities
Loans and borrowings	33,768,839	12,627,970	[1]
Derivative warrant liabilities	83,251,712
Lease liabilities	1,537,312	684,105	[1]
Trade and other financial payables	44,290,524	8,899,437	[1]
Other payables	5,004,837	1,282,084	[1]
Provisions	540,796
Government grants	1,534,856
Contract liabilities	437,517	183,384	[1]
Total Current Liabilities	170,366,393	23,676,980	[1]
Total Liabilities	211,540,130	69,610,702	[1]
Total Equity and Liabilities	€ 342,612,587	€ 81,843,823	[1]

[1]	Restated amounts. Certain amounts included in the consolidated statements of financial position at 31 December 2020 do not correspond to those included in the consolidated financial statements of Wallbox Chargers S.L. for the year ended 31 December 2020, and reflect the adjustments described in Note 2.
[2]	Restated amounts. Certain amounts included in the consolidated statements of cash flows for the year ended 31December 2020 do not correspond to those included in the consolidated financial statements of Wallbox Chargers S.L. for the year ended 31 December 2020, and reflect the adjustments described in Note 2.